Share Capital	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
SHARE CAPITAL
21.	SHARE CAPITAL
(a)	Authorized

Unlimited number of common shares without par value. All shares issued as at March 31, 2026 were fully paid.

(b)	Share-based compensation

The Company has a share-based compensation plan (the “Plan”) which consists of stock options, restricted share units (the “RSUs”) and performance share units (the “PSUs”). The Plan allows for the maximum number of common shares to be reserved for issuance on any share-based compensation to be a rolling 10% of the issued and outstanding common shares from time to time. Furthermore, no more than 3% of the reserve may be granted in the form of RSUs and PSUs.

For the year ended March 31, 2026, a total of $4.1 million (March 31, 2025 - $3.7 million) in share-based compensation expense was recognized and included in the corporate general and administrative expenses and property evaluation and business development expenses on the condensed consolidated interim statements of (loss) income.

(i)	Stock options

The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of options	share in CAD
Balance, April 1, 2024	1,327,001	$6.02
Options granted	330,000	4.41
Replacement options issued upon Adventus Acquisition	1,766,721	5.71
Options exercised	(934,222)	3.85
Options cancelled/forfeited	(38,334)	6.30
Option expired	(171,186)	9.17
Balance, March 31, 2025	2,279,980	$6.20
Options granted	307,500	5.63
Options exercised	(541,505)	4.98
Options cancelled/forfeited	(771,701)	7.15
Option expired	(465,000)	8.16
Balance, March 31, 2026	809,274	$4.77

The following table summarizes information about stock options outstanding as at March 31, 2026:

		Number of options	Weighted average	Number of options
		outstanding at	remaining contractual	exercisable at	Weighted average
Exercise price in CAD		March 31, 2026	life (Years)	March 31, 2026	exercise price in CAD
	$7.49	20,060	0.65	20,060	$7.49
	3.93	160,000	1.07	160,000	3.93
	3.65	12,444	1.65	12,444	3.65
	4.08	60,000	1.90	60,000	4.08
	2.67	18,270	2.83	18,270	2.67
	4.41	245,667	3.00	90,667	4.41
	5.07	254,500	4.03	31,583	5.07
	4.83	8,333	4.10	—	—
	10.85	30,000	4.69	—	—
	$2.67 to $10.85	809,274	2.85	393,024	$4.27

The options exercisable at March 31, 2026 have a weighted average exercise price of CAD$4.27 (March 31, 2025 - CAD$6.54).

The fair value of stock options granted during the year ended March 31, 2026 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended March 31, 2026
Risk free interest rate (%)	2.64
Expected life of option (years)	2.75
Expected volatility (%)	48.73
Expected dividend yield (%)	0.67
Estimated forfeiture rate (%)	9.74
Weighted average share price at date of grant (in CAD)	5.63

Subsequent to March 31, 2026, a total of 27,501 options with a weighted average exercise price of CAD$4.75 were exercised.

(ii)	Share purchase warrants

The following is a summary of share purchase warrant transactions:

		Weighted average exercise
	Number of warrants	price in CAD
Balance, April 1, 2024	—	$—
Warrants issued upon Adventus acquisition	2,787,020	5.46
Warrants exercised	(29,607)	6.47
Warrants expired	(1,387,164)	6.47
Balance, March 31, 2025	1,370,249	4.41
Warrants exercised	(1,370,249)	4.41
Balance, March 31, 2026	—	—

In October 2024, the corporate office changed its functional currency from CAD to USD. As a result, the CAD denominated warrants became derivative liability. The Company reclassified the warrants from equity to derivative liabilities at their fair value, the difference between the fair value of the warrants and the carrying value was recognized in equity upon reclassification. All warrants were exercised during the year ended March 31, 2026.

Amount
Initial recognition on October 1, 2024	$2,771
Value of warrants exercised	(11)
Change in fair value	(897)
Foreign exchange impact	(123)
Balance, March 31, 2025	$1,740
Value of warrants exercised	(5,403)
Change in fair value	3,644
Foreign exchange impact	19
Balance, March 31, 2026	—

(iii)	RSUs

The following is a summary of RSUs transactions:

		Weighted average grant
		date closing price per
	Number of units	share CAD
Balance, April 1, 2024	2,140,250	$5.23
Granted	1,044,750	4.41
Forfeited	(45,167)	4.64
Distributed	(941,960)	5.87
Balance, March 31, 2025	2,197,873	$4.58
Granted	1,210,500	5.22
Forfeited	(1,262,831)	4.61
Distributed	(89,333)	4.87
Balance, March 31, 2026	2,056,209	$4.93

During the year ended March 31, 2026, a total of 1,210,500 RSUs (March 31, 2025 - 1,044,750 RSUs) were granted to directors, officers, and employees of the Company at grant date closing prices of CAD $5.22 (March 31, 2025 - CAD$4.41) per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2026, a total of 809,500 RSUs were granted to directors, officers, and employees of the Company subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2026, a total of 235,790 RSUs were distributed, and a total of 113,333 RSUs were forfeited.

(c)	Cash dividends declared

During the year ended March 31, 2026, dividends of $5.5 million or $0.0125 per share, were declared and paid (March 31, 2025 - $4.9 million or $0.0248 per share).

(d)	Normal course issuer bid

On September 17, 2025, the Company announced a normal course issuer bid (the “2025 NCIB”) commencing September 19, 2025 to repurchase up to 8,747,245 of its own common shares until September 18, 2026.